Trade and Other Receivables (Details) - Schedule of Analysis of Trade and Other Accounts Receivable - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables (Details) - Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	8.70%	8.20%
Carrying amount	S/ 103,562	S/ 90,465
Expected credit loss	S/ 9,014	S/ 7,433
Financial assets neither past due nor impaired [Member]
Trade and Other Receivables (Details) - Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	0.20%	0.10%
Carrying amount	S/ 62,120	S/ 63,676
Expected credit loss	S/ 147	S/ 64
Less than one month [Member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	1.00%	1.50%
Carrying amount	S/ 20,566	S/ 8,538
Expected credit loss	S/ 206	S/ 124
Later than one month and not later than two months [Member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	0.80%	3.50%
Carrying amount	S/ 4,525	S/ 3,807
Expected credit loss	S/ 37	S/ 135
Later than two months and not later than three months [Member | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	7.60%	2.10%
Carrying amount	S/ 2,435	S/ 2,573
Expected credit loss	S/ 186	S/ 55
Later than three months and not later than four months [Member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	20.50%
Carrying amount	S/ 1,195
Expected credit loss	S/ 245
Later Than Four Months [Member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of Analysis of Trade and Other Accounts Receivable [Line Items]
Expected credit loss rate	64.40%	59.40%
Carrying amount	S/ 12,721	S/ 11,871
Expected credit loss	S/ 8,193	S/ 7,055